Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2025
Financial Information of the Parent Company [Abstract]
FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 19 — FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the consolidated statements of operations and comprehensive loss.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been or omitted.

As of September 30, 2025 and 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

PARENT COMPANY BALANCE SHEETS

	As of September 30,
	2025	2024
ASSETS
Cash	$23,938,610	$25,058,414
Other receivable	-	1,377,873
Due from related parties	5,638,387	-
Due from subsidiaries	11,155,749	10,863,833
Total current assets	40,732,746	37,300,120

Non-current asset
Investment in subsidiaries	$15,396,764	$8,749,310

Total assets	$56,129,510	$46,049,430

LIABILITIES AND SHAREHOLDERS’ EQUITY

CURRENT LIABILITIES
Due to related parties	-	497,014
Accrued expense	-	49,475
TOTAL CURRENT LIABILITIES	$-	$546,489

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $11.25 par value, 2,000,000,000 shares authorized, 563,338 and 42,880 shares issued and outstanding as of September 30, 2025 and 2024, respectively	6,337,553	482,400
Additional paid-in capital	63,009,567	53,864,720
Accumulated deficit	(11,404,088)	(7,732,033)
Accumulated other comprehensive loss	(1,813,522)	(1,112,146)
Total shareholders’ equity	56,129,510	45,502,941

Total liabilities and shareholders’ equity	$56,129,510	$46,049,430

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the Years Ended September 30,
	2025	2024	2023
Operating costs and expenses:
General and administrative expenses	$(2,469,983)	$(592,021)	$(134,141)

Other income (expenses):
Other expenses	(37,050)	(87,292)	(730)

Equity in earnings of subsidiaries	(1,165,022)	(8,047,985)	(6,446,153)

Net loss	(3,672,055)	(8,727,298)	(6,581,024)
Foreign currency translation adjustments	(701,376)	1,260,094	(779,351)
Comprehensive loss attributable to the Company	$(4,373,431)	$(7,467,204)	$(7,360,375)

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended September 30,
	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(3,672,055)	$(8,727,298)	$(6,581,024)
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary	1,165,022	8,047,985	6,446,153
Changes in operating assets and liabilities:
Other receivable	1,377,873	-	-
Due from related parties	(5,638,387)	-	-
Due to related parties	(497,014)	497,014	-
Accrued expense	(49,475)	49,475
Net cash used in operating activities	(7,314,036)	(132,824)	(134,871)

CASH FLOWS FROM INVESTING ACTIVITY:
Investment in subsidiaries	(8,450,000)	-	-
Net cash used in investing activity	(8,450,000)	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares	15,000,000	24,999,992	-
Cash (payment to) repayment from subsidiaries	(291,916)	14,511	115,133
Net cash provided by financing activities	14,708,084	25,014,503	115,133

EFFECT OF CHANGES OF FOREIGN EXCHANGE RATES ON CASH	(63,852)	167,487	69

CHANGES IN CASH	(1,119,804)	25,049,166	(19,669)

CASH, beginning of year	25,058,414	9,248	28,917

CASH, end of year	$23,938,610	$25,058,414	$9,248